Note 3 - Federal Home Loan Bank Stock (Details Textual) - Federal Home Loan Bank of Dallas [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Federal Home Loan Bank Stock	$ 2,199	$ 1,786
Federal Home Loan Bank Stock, Par Value (in dollars per share)	$ 100	$ 100